General and administrative expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Entity [Table]
Outsourcing costs	$ 227	$ 227	$ 206	$ 454	$ 407
IT expenses	286	289	256	576	522
Consulting, legal and audit fees	144	129	130	272	229
Real estate and logistics costs	152	147	151	298	302
Market data services	101	106	105	207	206
Marketing and communication	61	40	52	101	94
Travel and entertainment	46	20	13	67	21
Litigation, regulatory and similar matters	221	57	63	278	72
Other	133	192	126	325	337
Total general and administrative expenses	$ 1,370	$ 1,208	$ 1,103	$ 2,578	$ 2,192